UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

615 West Mount Pleasant Ave.

Livingston, NJ 07039

(Address of principal executive offices)

 (Zip code)

David Y.S. Chiueh

615 West Mount Pleasant Ave.

Livingston, NJ 07039

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Upright Growth Fund

ABBOTT LABORATORIES

Ticker Symbol:ABT	Cusip Number:897568956654
Record Date: 8/23/2011	Meeting Date: 4/29/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	RATIFICATION OF DELOITTE & TOUCHE LLP AS AUDITORS	For	Issuer	For	With
3	SAY ON PAY-AN ADVISORY VOTE ON THE APPOVAL OF EXECUTIVE COMPENSATION	For	Issuer	For	With
4	SAY WHEN ON PAY-AN ADVISORY VOTE ON THE APPROCAL OF THE FREQUENCY OF SHAREHOLDER VOTES ON EXECUTIVE COMPENSATION	For	Issuer	For	With
5	SHAREHOLDER PROPOSAL -PHARMACEUTICAL PRICING	For	Issuer	For	With

AU OPTRONICS CORP.

Ticker Symbol:AU	Cusip Number:1281 1493 7571
Record Date: 8/18/2011	Meeting Date: 6/10/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
3A	ACCEPTANCE ITEM: TO ACCEPT THE 2010 BUSINESS REPORT AND FINANCIAL STATEMENTS	For	Issuer	For	With
3B	ACCEPTANCE ITEM: TO ACCEPT THE PROPOSAL FOR THE DISTRIBUTION OF 2010 PROFITS	For	Issuer	For	With
4A	DICUSSION ITEM: TO APPROVE THE REVISIONS TO THE ARTICLES OF INCORPORATION	For	Issuer	For	With
4B	DISCUSSION ITEM: TO APPROVE THE PROPOSAL OF RELEASING DIRECTORS	For	Issuer	For	With

DELL INC.

Ticker Symbol:DELL	Cusip Number:24702R101
Record Date: 5/21/2010	Meeting Date: 7/16/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	RATIFICATION OF INDEPENDENT AUDITOR	For	Issuer	For	With
3	AMENDMENT OF CERTIFICATE OF INFORPORATION TO ELIMINATE SUPERMAJORITY VOTE PROVISIONS	For	Issuer	For	With
SH1	REIMBUSEMENT OF PROXY EXPENSES	Against	Issuer	Against	N/A
SH2	ADVISORY VOTE ON EXECUTIVE COMPENSATION	Against	Issuer	Against	N/A

DIRECTV

Ticker Symbol:DTV	Cusip Number:804529763316
Record Date: 8/23/2011	Meeting Date: 4/28/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	RATIFICATION OF THE APPOIMTMENT OF INDEPENT REGISTERED PUBLIC ACCOUNTANTS	For	Issuer	For	With
3	AMEND CERTIFICATE OF INCORPORATION TO MAKE CERTAIN CAPITAL STOCK CHANGE INCLUDING REDUCRION OF AUTHORIZED CLASS B SHARES FROM 30,000,000 TO 3,000,000 AND ELIMINATION OF THE CLASS C COMMOM STOCK	For	Issuer	For	With
4	AMEND CERTIFICATEOF INCORPORATION OF DECLASSIFY THE BOARD OF DIRECTORS	For	Issuer	For	With
5	AMEND CERTIFICATION OF INCORPORATION TO IMPLEMENT A MAJORITY VOTE STANDARD IN UNCONTESTED ELECTIONS OF DIRECTORS	For	Issuer	For	With
6	AMEND CERTIFICATION OF INCORPORATION TO PERMIT A SPECIAL MEETING OF STOCKHOLDERS	Against	Issuer	For	With
7	AMNED CERTIFICATIONOF INCORPORATION TO ADOPT DELAWARE AS THE	For	Issuer	For	With
8	ADISORY VOTE ON COMPENSATION OF NAMED EXECUTIVE OFFICERS	For	Issuer	For	With
9	ADVISORY VOTE ON THE FREQUENCY OF THE ADVISORYVOTE ON COMPENSATION OF NAME EXCUTIVE OFFICES	For	Issuer	For	With

DRYSHIPS, INC.

Ticker Symbol:DRYS	Cusip Number:Y2109Q101
Record Date: 7/19/2010	Meeting Date: 9/6/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	TO APPROVE THE APPOINTMENT OF ERNST & YOUNG (HELLAS) CERTIFIED AUDITORS ACCOUNTANTS S.A., AS DRYSHIPS INC.'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2010	For	Issuer	For	With

METLIFE INC.

Ticker Symbol:MET	Cusip Number:577105224454
Record Date: 8/23/2011	Meeting Date: 4/26/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	PROPROSAL TO AMEND THE CERTIFICATE OF INCORPORATION TO DECLASSIFY THE BOARD OF DIRECTORS	For	Issuer	For	With
3	RATIFICATION OF THE APPOIONTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITOR FOR 2011	For	Issuer	For	With
4	ADVISORY VOTE TO APPROVE THE COMPENSATON PAID TO THE COMPANY'S NEMAED EXECUTIVE OFFICERS	For	Issuer	For	With
5	ADVISORY VOTE ON THE FREQUEINCY OF FUTURE ADVISORY VOTES TO	For	Issuer	For	With

NARORS INDUSTRIES LTD.

Ticker Symbol:NBR	Cusip Number:8170 0183 7948
Record Date: 8/18/2011	Meeting Date: 6/7/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Appointment of pricewterhousecoopers LLP as independent auditor and to authorize the audit committee of the board of directors to set the auditor's remuneration	For	Issuer	For	With
3	proposal to approve a nonbinding advisory vote regarding the compensation paid to the company's named executive officers	Against	Issuer	For	With
4	proposal to recommend, b nonbinding advisory vote, the frequency of shareholder advisory votes on the company's executive compensation	For	Issuer	For	With
5	shareholder proposal to adopt the majority vote standard for director elections	For	Issuer	For	With
6	shareholder proppsal to adopt the requirement that all derectors stand for election annually	For	Issuer	For	With

SMITH INTERNATIONAL, INC.

Ticker Symbol:SII	Cusip Number:832110OIH
Record Date: 7/26/2010	Meeting Date: 8/24/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	APPROVE PROPOSAL TO ADOPT AGREEMENT AND PLAN OF MERGER, DATED AS OF FEB. 21, 2010, AS IT MAY BE AMENDED FROM TIME TO TIME, AMONG SCHLUMBERGER LIMITED, TURNBERRY MERGER SUB INC., AND SMITH INTERNATIONAL, INC.	For	Issuer	For	With
3	APPROVE THE SMITH INTERNATIONAL, INC. 1989 LONG-TERM INCENTIVE COMPENSATION PLAN, AS AMENDED AND RESTATED	For	Issuer	For	With
4	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS SMITH'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2010.	For	Issuer	For	With
5	APPROVE THE ADJOURNMENT OF SMITH'S ANNUAL MEETING, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES TO ADOPT THE MERGER AGREEMENT AT THE TIME OF THE ANNUAL MEETING	For	Issuer	For	With

TAIWAN SEMICONDUCTOR MFG. CO LTD

Ticker Symbol:TAM	Cusip Number:08211198192
Record Date: 8/18/2011	Meeting Date: 6/9/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO ACCEPT 2010 BUSINESS REPORT AND FINACIAL STATEMENTS	For	Issuer	For	With
2	TO APPROVE THE PROPOSAL FOR DISTRIBUTIONOF 2010 PROFITS	For	Issuer	For	With
3	TO REVISE INTERNAL RULES AS FOLLOWS:	For	Issuer	For	With
4	TO APPROVE THE TRANSFER OF TSMC'S SOLAR BUSINESS AND SOLD STATE	For	Issuer	For	With

THE MANITOWOC COMPANY, INC

Ticker Symbol:MTW	Cusip Number:203587531811
Record Date: 8/23/2011	Meeting Date: 5/3/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	THE RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLS	For	Issuer	For	With
3	AN ADVISORY VOTE ON THE COMPENSATION OF THE COMPANYS NAMED EXECUTIVE OFFICERS	Against	Issuer	For	With
4	AN ADVISORY VOTE ON THE FREQUENCY OF THE ADVISORY VOTE ON THE COMPENSATION OF THE COMPANYS NAMED EXECUTIVE OFFICERS	For	Issuer	For	With

TIDEWATER INC.

Ticker Symbol:TDW	Cusip Number:886423OIH
Record Date: 5/28/2010	Meeting Date: 7/22/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	RATIFICATION OF SELECTION OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Upright Investments Trust

By /s/David Y.S. Chiueh

* David Y.S. Chiueh

Trustee

By /s/David Y.S. Chiueh

* David Y.S. Chiueh

Chief Financial Officer

Date: August 30, 2011

*Print the name and title of each signing officer under his or her signature.